Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense
Deferred tax benefit	(320,983)	(42,545)	(1,031,461)
- Australia	(335,883)
- US	14,900
Income taxes benefit	$ (320,983)	$ (42,545)	$ (1,031,461)